Leases - Schedule of Movement in Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Movement In Lease Liabilities [Abstract]
Balance at the beginning	$ 962	$ 1,002	$ 1,010
Additions	283	255	265
Addition for Business Combination		20
Finance cost accrued during the period	41	40	39
Deletions	(18)	(65)	(53)
Payment of lease liabilities	(318)	(278)	(245)
Translation difference	17	(12)	(14)
Balance at the end	$ 967	$ 962	$ 1,002